SCHEDULE OF CASH BY CURRENCY DENOMINATION (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	$ 249,983	$ 2,610,933
Singapore Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	7,216	11,228
US Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	$ 242,767	$ 2,599,705